Financial risk management (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Detailed Information About Financial Instruments [Abstract]
Disclosure of maturity analysis for non-derivative financial liabilities
The table below analyses the Group's non-derivative financial liabilities and net-settled derivative financial liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the notional, undiscounted cash flows.

As of March 31, 2021
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	110	20,302	119,074	678,269	—
Other long term liabilities (1)	—	—	9,396	18,903	1,175
Trade payables	99,067	48,410	—	—	—
Other current liabilities (2)	19,798	14,196	—	—	—
Accrued liabilities (3)	22,464	10,057	—	—	—
Total	141,439	92,965	128,470	697,172	1,175

As of March 31, 2020
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	5,176	15,584	20,759	645,015	—
Other long term liabilities (1)	—	—	11,298	15,913	2,540
Trade payables	137,005	82,838	4,362	6,873	6,241
Other current liabilities (2)	21,956	14,753	272	(55)	1,197
Accrued liabilities (3)	25,501	10,251	83	103	1,339
Total	189,638	123,426	36,774	667,849	11,317

As of March 31, 2019
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	5,497	16,613	22,050	667,998	—
Other long term liabilities (1)	—	—	11,434	17,964	7,844
Derivative financial instruments	176	—	—	—	—
Trade payables	168,020	93,199	534	1,966	—
Other current liabilities (2)	36,591	13,974	(557)	1,293	56
Accrued liabilities (3)	26,412	8,880	264	326	129
Total	236,696	132,666	33,725	689,547	8,029
(1)The line items “Loans and borrowings” and “Other long-term liabilities”, as presented in the table above, include future interest payments (capitalized interest in the case of Other long-term liabilities). The Group does not have any significant outstanding foreign exchange forward contracts.
(2)For the purposes of this table, items where the counterparty is the tax authority such as “Personnel taxes” and “VAT”, “withholding tax” have been excluded from the line “Other current liabilities”. For further details on these excluded items see Note 32.
(3)For the purpose of this table, items where the counterparty is the tax authority such as “accrued social charges” have been excluded from the line “Accrued liabilities”. For further details on the excluded items see Note 33.

Disclosure of maturity analysis for derivative financial liabilities
The table below analyses the Group's non-derivative financial liabilities and net-settled derivative financial liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the notional, undiscounted cash flows.

As of March 31, 2021
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	110	20,302	119,074	678,269	—
Other long term liabilities (1)	—	—	9,396	18,903	1,175
Trade payables	99,067	48,410	—	—	—
Other current liabilities (2)	19,798	14,196	—	—	—
Accrued liabilities (3)	22,464	10,057	—	—	—
Total	141,439	92,965	128,470	697,172	1,175

As of March 31, 2020
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	5,176	15,584	20,759	645,015	—
Other long term liabilities (1)	—	—	11,298	15,913	2,540
Trade payables	137,005	82,838	4,362	6,873	6,241
Other current liabilities (2)	21,956	14,753	272	(55)	1,197
Accrued liabilities (3)	25,501	10,251	83	103	1,339
Total	189,638	123,426	36,774	667,849	11,317

As of March 31, 2019
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	5,497	16,613	22,050	667,998	—
Other long term liabilities (1)	—	—	11,434	17,964	7,844
Derivative financial instruments	176	—	—	—	—
Trade payables	168,020	93,199	534	1,966	—
Other current liabilities (2)	36,591	13,974	(557)	1,293	56
Accrued liabilities (3)	26,412	8,880	264	326	129
Total	236,696	132,666	33,725	689,547	8,029
(1)The line items “Loans and borrowings” and “Other long-term liabilities”, as presented in the table above, include future interest payments (capitalized interest in the case of Other long-term liabilities). The Group does not have any significant outstanding foreign exchange forward contracts.
(2)For the purposes of this table, items where the counterparty is the tax authority such as “Personnel taxes” and “VAT”, “withholding tax” have been excluded from the line “Other current liabilities”. For further details on these excluded items see Note 32.
(3)For the purpose of this table, items where the counterparty is the tax authority such as “accrued social charges” have been excluded from the line “Accrued liabilities”. For further details on the excluded items see Note 33.

Disclosure of detailed information about net debt and movements in net debt
This section presents a breakdown of net debt and details the movements in net debt for each of the periods presented:

(EUR thousand)		As of March, 31
Net debt	Notes	2021	2020	2019
Cash and cash equivalents	22	(182,783)	(226,139)	(104,072)
Borrowings - repayable after one year	26	729,000	630,000	630,000
Net Debt		546,217	403,861	525,928
Lease liabilities - repayable within one year	13	12,578	14,001	13,713
Capitalized financing fees	26	(8,255)	(9,672)	(13,441)
IFRS 9 effect Senior Debt	26	—	4,267	5,839
Bank overdraft		111	1,081	2,102
Lease liabilities - repayable after one year	13	19,122	27,750	32,420
IFRS Net Debt		569,773	441,288	566,561

Disclosure of reconciliation of liabilities arising from financing activities

(EUR thousand)
	Assets	Liabilities from financing activities
	Cash and cash equivalents	Bank overdraft	Borrowings due within 1 year	Borrowings due after 1 year	Lease liabilities due within 1 year	Lease liabilities due after 1 year	Total
Net debt as of March 31, 2020	(226,139)	1,081	—	624,595	14,001	27,750	441,288
Cash flows	39,122	(884)	—	90,578	(15,031)	—	113,785
Foreign exchange adjustments	1,155	(86)	—	—	39	48	1,156
Other changes	3,079	—	—	5,572	13,569	(8,676)	13,544
Net debt as of March 31, 2021	(182,783)	111	—	720,745	12,578	19,122	569,773

(EUR thousand)
	Assets	Liabilities from financing activities
	Cash and cash equivalents	Bank overdraft	Borrowings due within 1 year	Borrowings due after 1 year	Lease liabilities due within 1 year	Lease liabilities due after 1 year	Total
Net debt as of March 31, 2019	(104,072)	2,102	—	622,398	13,713	32,420	566,561
Cash flows	(122,996)	(1,066)	—	—	(15,402)	—	(139,464)
Foreign exchange adjustments	929	45	—	—	(157)	(352)	465
Other changes	—	—	—	2,197	15,847	(4,318)	13,726
Net debt as of March 31, 2020	(226,139)	1,081	—	624,595	14,001	27,750	441,288

(EUR thousand)
	Assets	Liabilities from financing activities
	Cash and cash equivalents	Bank overdraft	Borrowings due within 1 year	Borrowings due after 1 year	Lease liabilities due within 1 year	Lease liabilities due after 1 year	Total
Net debt as of March 31, 2018	(50,674)	2,972	—	612,792	—	—	565,090
Changes in accounting policies IFRS9	—	—	—	7,406	—	—	7,406
Changes in accounting policies IFRS16	—	—	—	—	14,087	40,239	54,326
Net debt as of April 1, 2018	(50,674)	2,972	—	620,198	14,087	40,239	626,822
Cash flows	(52,341)	(1,046)	—	—	(14,154)	—	(67,541)
Foreign exchange adjustments	(1,057)	176	—	—	5	26	(850)
Other changes	—	—	—	2,200	13,775	(7,845)	8,130
Net debt as of March 31, 2019	(104,072)	2,102	—	622,398	13,713	32,420	566,561

Disclosure of fair value measurement of assets
The table below discloses financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:
•Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1);
•Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices) (Level 2);
•Inputs for the asset or liability that are not based on observable market data (unobservable inputs) (Level 3).

As of March 31, 2021
(EUR thousand)	Restated
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
- Derivative financial instruments held for trading	—	231	—	231
Total assets	—	231	—	231
Liabilities
Financial liabilities at fair value through profit or loss
-Public warrants	21,135	—	—	21,135
-Private warrants	—	9,844	—	9,844
Total liabilities	21,135	9,844	—	30,979

As of March 31, 2020
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
- Derivative financial instruments held for trading	—	742	—	742
Total assets	—	742	—	742
Liabilities
Financial liabilities at fair value through profit or loss
- Derivative financial instruments held for trading	—	—	—	—
Total liabilities	—	—	—	—

As of March 31, 2019
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
- Derivative financial instruments held for trading	—	—	—	—
Total assets	—	—	—	—
Liabilities
Financial liabilities at fair value through profit or loss
- Derivative financial instruments held for trading	—	176	—	176
- Interest rate swaps	—	—	—	—
Total liabilities	—	176	—	176

Disclosure of fair value measurement of liabilities
The table below discloses financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:
•Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1);
•Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices) (Level 2);
•Inputs for the asset or liability that are not based on observable market data (unobservable inputs) (Level 3).

As of March 31, 2021
(EUR thousand)	Restated
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
- Derivative financial instruments held for trading	—	231	—	231
Total assets	—	231	—	231
Liabilities
Financial liabilities at fair value through profit or loss
-Public warrants	21,135	—	—	21,135
-Private warrants	—	9,844	—	9,844
Total liabilities	21,135	9,844	—	30,979

As of March 31, 2020
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
- Derivative financial instruments held for trading	—	742	—	742
Total assets	—	742	—	742
Liabilities
Financial liabilities at fair value through profit or loss
- Derivative financial instruments held for trading	—	—	—	—
Total liabilities	—	—	—	—

As of March 31, 2019
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
- Derivative financial instruments held for trading	—	—	—	—
Total assets	—	—	—	—
Liabilities
Financial liabilities at fair value through profit or loss
- Derivative financial instruments held for trading	—	176	—	176
- Interest rate swaps	—	—	—	—
Total liabilities	—	176	—	176